Average Annual Total Returns (Vanguard International Value Fund Participant)	Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI ACWI ex USA Index Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI EAFE Index Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014	Spliced International Index Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.69%)	(3.87%)	(4.90%)	(3.87%)
Five Years	4.66%	4.43%	5.33%	3.85%
Ten Years	5.17%	5.13%	4.43%	3.70%